SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”) as of June 30, 2023 and 2022.

The consolidated financial statements and notes thereto give retrospective effect to the Reverse Stock Split for all periods presented. All common stock, options exercisable for common stock, restricted stock units, warrants and per share amounts contained in the consolidated financial statements have been retrospectively adjusted to reflect the Reverse Stock Split for all periods presented.

Principles of consolidation

Principles of consolidation

These consolidated financial statements include the accounts of the Company, all wholly owned and majority-owned subsidiaries in which the Company has a controlling voting interest and, when applicable, variable interest entities in which the Company has a controlling financial interest or is the primary beneficiary. Investments in affiliates where the Company does not exert a controlling financial interest are not consolidated.

All significant intercompany transactions and balances have been eliminated upon consolidation.

Equity offering costs

Equity offering costs

The Company complies with the requirements of Accounting Standards Codification (“ASC”) 340, Other Assets and Deferred Costs, with regard to offering costs. Prior to the completion of an offering, offering costs will be capitalized as deferred offering costs on the consolidated balance sheets. The deferred offering costs will be charged to shareholders’ equity upon the completion of an offering.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could materially differ from those estimates.

Change in accounting principle

Change in accounting principle

During the quarter ended June 30, 2023, the Company performed an analysis on the useful life of its technology asset which resulted in increasing the useful life from 5 years to 7 years. The consideration evaluated considered the lives of the underlying technology asset which is primarily patents with expirations ranging from 2026 to 2041 and industry benchmarking using the North American Industry Classification System (NAICS). Thus, the carrying value of the technology asset as at the end of March 31, 2023, was amortized using the new useful life prospectively.

As the result of change in useful life, the amortization expenses for the year ended June 30, 2023 decreased by $84,374 and the basic and diluted loss per share decreased by $0.07 to $10.58. The amortization expenses for fiscal year 2024-2027 is expected to decrease by approximately $ 337,496 each year and that for fiscal year 2028, fiscal year 2029 and fiscal year 2030 is expected to increase by $485,150, $759,366 and $189,841 respectively.

Business combinations

Business combinations

The results of businesses acquired in a business combination are included in the Company’s consolidated financial statements from the date of the acquisition. The Company uses the acquisition method of accounting and allocates the purchase price to the identifiable assets and liabilities of the relevant acquired business at their acquisition date fair values. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognized as goodwill. The allocation of the purchase price in a business combination requires the Company to perform valuations with significant judgment and estimates, including the selection of valuation methodologies, estimates of future revenue, costs and cash flows, discount rates and selection of comparable companies. The Company engages the assistance of valuation specialists in concluding on fair value measurements in connection with determining fair values of assets acquired and liabilities assumed in a business combination. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations. Transaction costs associated with business combinations are expensed as incurred and are included in selling, general and administrative expense in the consolidated statements of operations.

Revenue recognition

Revenue recognition

Revenue is accounted for under ASC 606 Revenue from Contracts with Customers through the following steps:

●	Identify the contract with a customer;
●	Identify the performance obligations in the contract;
●	Determine the transaction price;
●	Allocate the transaction price to performance obligations in the contract; and
●	Recognize revenue when or as the Company satisfies a performance obligation.

The Company recognized revenue from contracts with customers it satisfies its performance obligations by delivering the promised goods or service deliverables to the customers. A good or service deliverable is transferred to a customer when, or as, the customer obtains control of that good or service deliverable.

Financial information presented on a consolidated basis accompanied by disaggregated information about revenue and other income by product types for the purpose of allocating resources and evaluating financial performance. Currently, the Company has two products offerings. Accordingly, the Company has determined the following reporting segments (refer to Note 4, Segment Information):

1)	Commercially available Intelligent Fingerprinting Products (IFPG)
2)	Development Stage Saliva Glucose Biosensor Platform (SGBP)

Revenues are used to evaluate the performance of the Company’s segments, the progress of major initiatives and the allocation of resources. All of the Company’s revenues are attributable to the IFPG segment during the year ended June 30, 2023. There were no revenues during the year ended June 30, 2022.

Revenue from the IFPG segment relates to the sale of readers, cartridges and accessories and is summarized as follows:

	Year Ended June 30,
	2023	2022
Sales of goods - cartridges	$724,304	$—
Sales of goods - readers	335,863	—
Other sales	196,705	—
Total revenue	$1,256,872	$—

Other income

The other income is mainly comprised of grant income and R&D tax refunds.

a) Grant income

On June 30, 2021, the Company executed a definitive grant agreement with the Australian Government to assist with building a manufacturing facility. The grant has a total value of up to $4.7 million upon the achievement of certain milestones until March 28, 2024. Proceeds from the grant will be used primarily to reimburse the Company for costs incurred in the construction of the manufacturing facility.

Accounting for the grant does not fall under ASC 606, Revenue from Contracts with Customers, as the Australian Government will not benefit directly from our manufacturing facility. As there is no authoritative guidance under U.S. GAAP on accounting for grants to for-profit business entities, we applied International Accounting Standards 20 (“IAS 20”), Accounting for Government Grants and Disclosure of Government Assistance by analogy when accounting for the Australian Government grant to the Company. Furthermore, disclosures made below are in accordance with the disclosure requirements of ASU 2021-10 (see recently issued accounting pronouncements below for more information).

The Australian Government grant proceeds, which will be used to reimburse construction costs incurred, meet the definition of grants related to assets as the primary purpose for the payments is to fund the construction of a capital asset. Under IAS 20, government grants related to assets are presented in the statement of financial position either by setting up the grant as deferred income that is recognized in the statement of operation on a systematic basis over the useful life of the asset or by deducting the grant in arriving at the carrying amount of the asset. Either of these two methods of presentation of grants related to assets in financial statements are regarded as acceptable alternatives under IAS 20. The Company has elected to record the grants received initially as deferred income and deducting the grant proceeds received from the gross costs of the assets or construction in progress (“CIP”) and the deferred grant income liability. A total of $646,116 and $391,408 was recognized as a reduction to the CIP asset on the consolidated balance sheets as of June 30, 2023 and 2022, respectively.

Under IAS 20, government grants are initially recognized when there is reasonable assurance the conditions of the grant will be met, and the grant will be received. As of June 30, 2021, management concluded that there was reasonable assurance the grant conditions will be met, and all milestone payment received. The total grant value of $4.7 million was recognized as both a grant receivable and deferred grant income on the grant effective date. The Company received payments of $1.4 million and $2.1 million during the years ended June 30, 2023 and 2022, respectively. The project has been delayed due to global shortages of semiconductors that are used in manufacturing equipment and global supply chain disruption due to the coronavirus pandemic in the preceding year. The Company has only completed 4 of the 8 milestones in the grant agreement. As of June 30, 2023, there was uncertainty regarding the potential extension of the grant agreement past its original end of March 28, 2024. Therefore, management concluded that there was no reasonable assurance that the remaining grant receivable will be received.

After initial recognition, under IAS 20, government grants are recognized in earnings on a systematic basis in a manner that mirrors the manner in which the Company recognizes the underlying costs for which the grant is intended to compensate. Further, IAS 20 permits for recognition in earnings either separately under a general heading such as other income, or as a reduction of the cost of the asset. The Company has elected to recognize government grant income separately within other income for operating expenditures. Similarly, for capital expenditures, the carrying amount of assets purchased or constructed out of the grant funds are presented net by deducting the grant proceeds received from the gross costs of the assets or CIP and deferred grant income liability. A total of $127,944 and $51,258 deferred grant income was recognized within other income during the years ended June 30, 2023 and 2022, respectively.

b) R&D tax refund

The Company measures the R&D grant income and receivable by considering the time spent by employees on eligible R&D activities and R&D costs incurred to external service providers. The R&D tax refund receivable is recognized as the Company believes that it is probable that the amount will be recovered in full through a future claim. A total of $609,684 and $385,888 of R&D tax refund income is recognized in other income during the years end June 30, 2023, and 2022, respectively.

Development and regulatory approval costs

Development and regulatory approval costs

Expenditures relating to R&D are expensed as incurred and recorded in development and regulatory approval in the Consolidated Statements of Operations and Other Comprehensive Loss. R&D expenses include external expenses incurred under arrangements with third parties; salaries and personnel-related costs; license fees to acquire in-process technology and other expenses. The Company recognizes the benefit of refundable R&D tax refunds as a R&D tax refund income when there is reasonable assurance that the amount claimed will be recovered (refer to the R&D tax refund discussion below).

Intellectual property acquired for a particular research and development project and that have no alternative future uses (in other research and development projects or otherwise) are expensed in research and development costs at the time the costs are incurred.

In certain circumstances, the Company may be required to make advance payments to vendors for goods or services that will be received in the future for use in R&D activities. In such circumstances, the non-refundable advance payments are deferred and capitalized, even when there is no alternative future use for the R&D, until the related goods or services are provided. In circumstances where amounts have been paid in excess of costs incurred, the Company records a prepaid expense.

Foreign currency translation

Foreign currency translation

Assets and liabilities of foreign subsidiaries are translated from local (functional) currency to reporting currency (U.S. dollar) at the rate of exchange in effect on the consolidated balance sheets date; income and expenses are translated at the average rate of exchange prevailing during the year. The functional currency of the Company is the United States dollar. Foreign currency movements are recognized in other comprehensive loss on the consolidated statement of operations and other comprehensive income (loss) and resulted in a gain of $212,639 and a loss of $126,875 for the years ended June 30, 2023 and 2022, respectively.

Income taxes

Income taxes

In accordance with the provisions of Financial Accounting Standards Board (“FASB”) ASC 740, Income Taxes, tax positions initially need to be recognized in the consolidated financial statements when it is more likely than not that the positions will be sustained upon examination by taxing authorities. It also provides guidance for de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

As of June 30, 2023, and 2022, the Company had no uncertain tax positions that qualified for either recognition or disclosure in the consolidated financial statements. Additionally, the Company had no interest and penalties related to income taxes.

The Company accounts for current and deferred income taxes and, when appropriate, deferred tax assets and liabilities are recorded with respect to temporary differences in the accounting treatment of items for financial reporting purposes and for income tax purposes. Where, based on the weight of all available evidence, it is more likely than not that some amount of the recorded deferred tax assets will not be realized, a valuation allowance is established for that amount that, in management’s judgment, is sufficient to reduce the deferred tax asset to an amount that is more likely than not to be realized.

Cash and Cash equivalent

Cash and Cash equivalent

The Company considers all highly liquid investments with a maturity of 90 days or less at the time of purchase to be cash equivalents. The carrying values of cash and cash equivalents approximate their fair values due to the short-term nature of these instruments. As of June 30, 2023 and 2022, there were no cash equivalents. The Company maintains cash accounts with financial institutions. At times, balances in these accounts may exceed federally insured limits. The amounts over these insured limits as of June 30, 2023 and 2022 was $1,114,687 and $7,816,077 respectively. No losses have been incurred to date on any deposits.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost comprises direct materials and, where applicable, other costs that have been incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution. General market conditions, as well as the Company’s research activities, can cause certain of its products to become obsolete. The Company writes down excess and obsolete inventories based upon a regular analysis of inventory on hand compared to historical and projected demand. The determination of projected demand requires the use of estimates and assumptions related to projected sales for each product. These write downs can influence results from operations.

Account receivable, net and other receivables

Account receivable, net and other receivables

Trade receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the Company, and a failure to make contractual payments for a period of greater than 90 days past due.

Based upon the assessment of these factors, the Company did not recognize bad debt provision during the year ended June 30, 2023 and June 30, 2022. Trade receivables are recognized net of bad debt provision.

Property, Plant and Equipment (“PPE”) & Construction in Progress (“CIP”)

Property, Plant and Equipment (“PPE”) & Construction in Progress (“CIP”)

In accordance with the ASC 360, Property, Plant, and Equipment, the Company’s PPE, is stated at cost net of accumulated depreciation and impairment losses, if any. Costs incurred to acquire, construct, or install PPE, before the assets is ready for use, are capitalized in CIP at historical cost. The carrying amount of assets purchased or constructed out of the grant funds are presented net by deducting the grant proceeds received from the gross costs of the assets or CIP. CIP is not depreciated until such time when the asset is substantially completed and ready for its intended use. Expenditures for maintenance and repairs are charged to operations in the period in which the expense is incurred. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset using the following terms:

●	Other equipment – 3 years
●	Production equipment – 2-4 years
●	Leasehold improvements – shorter of asset’s estimated useful life and the remaining term of the lease

The assets’ residual values, useful lives and methods of depreciation are reviewed periodically and adjusted prospectively, if appropriate. Equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising upon de-recognition of the asset (calculated as the difference between the net disposal proceeds, if any, and the carrying value of the asset) is included in gain or loss on sale of assets in the consolidated statements of operations in the period the asset is derecognized.

Impairment of Long-lived Assets and Goodwill

Impairment of Long-lived Assets and Goodwill

Long-lived assets consist of property and equipment, right-of-use assets and other intangible assets. We assess impairment of assets groups, including intangible assets at least annually or more frequently if there are any indicators for impairment.

Goodwill represents the excess of the purchase price over the estimated fair value of the net assets acquired in a business combination. We perform an annual impairment test on goodwill in the fourth quarter of each fiscal year or when events occur or circumstances change that would, more likely than not, reduce the fair value of a reporting unit below its carrying value. We may first assess qualitative factors, such as general economic conditions, market capitalization, the Company’s outlook, market performance and forecasted financial performance to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If we determine it is more likely than not that the fair value of the reporting unit is greater than its carrying amount, an impairment test is not necessary. If an impairment test is necessary, we estimate the fair value of a related reporting unit. If the carrying value of a reporting unit exceeds its fair value, the goodwill of that reporting unit is determined to be impaired, and we will record an impairment charge equal to the excess of the carrying value over the related fair value of the reporting unit. If we determine it is more likely than not that goodwill is not impaired, a quantitative test is not necessary.

During the year ended June 30, 2023, the Company’s market capitalization significantly declined and recurring cash burn of the reporting unit and continuous cash support from the parent entity led management to reassess whether an impairment had occurred considering these qualitative factors. Management’s evaluation indicated that the goodwill related to its IFPG reporting unit was potentially impaired. The Company then performed a quantitative impairment test by calculating the fair value of the reporting unit and comparing that amount to it’s carrying value. Significant assumptions inherent in the valuation methodologies include, but were not limited to prospective financial information, growth rates, terminal value and discount rate. The Company determined the fair value of the reporting unit utilizing the discounted cash flow model. The fair value of the reporting unit was determined to be less than its carrying value. The Company recognized an impairment charge of $4.2 million in the IFPG segment, which is related to the goodwill associated with the IFP Acquisition.

Intangible assets

Intangible assets

Intangible assets are considered long-lived assets and are recorded at cost, less accumulated amortization and impairment losses, if any. The definite lived intangible assets are amortized over their estimated useful lives, which do not exceed any contractual periods. Certain of our intangible assets have been assigned an indefinite life as we currently anticipate that these trade names and trademarks will contribute cash flows to the Company indefinitely. Indefinite-lived intangible assets are not amortized, but are evaluated at least annually to determine whether the indefinite useful life is appropriate. Amortization is recorded on a straight-line basis over their estimated useful lives. Intangible assets acquired from a foreign operation are translated from the foreign entity’s functional currency to the presentational currency based on the exchange rate at the reporting date.

Leases

Leases

The Company determines if an arrangement is a lease at its inception. Lease arrangements are comprised primarily of real estate for which the right-of-use (“ROU”) assets and the corresponding lease liabilities are presented separately on the consolidated balance sheet.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. The lease term includes options to extend the lease when it is reasonably certain that the option will be exercised. Leases with a term of 12 months or less are not recorded on the consolidated balance sheet.

The Company uses its estimated incremental borrowing rate in determining the present value of lease payments considering the term of the lease, which is derived from information available at the lease commencement date, considering publicly available data for instruments with similar characteristics. The Company accounts for the lease and non-lease components as a single lease component.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Employee benefits

Employee benefits

The costs of short-term employee benefits are recognized as a liability and an expense, unless those costs are required to be recognized as part of the cost of inventories or non-current assets. The cost of any unused holiday entitlement is recognized in the period in which the employee’s services are received. Termination benefits are recognized immediately as an expense when the company is demonstrably committed to terminate the employment of an employee or to provide termination benefits.

Net loss per share attributable to common shareholders (“EPS”)

Net loss per share attributable to common shareholders (“EPS”)

The Company calculates earnings per share attributable to common shareholders in accordance with ASC Topic 260, Earning Per Share. Basic net loss per share attributable to common shareholders is calculated by dividing net loss attributable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is calculated by dividing net loss attributable to common shareholders by weighted-average common shares outstanding during the period plus potentially dilutive common shares, such as share warrants.

Potentially dilutive common shares shall be calculated in accordance with the treasury share method, which assumes that proceeds from the exercise of all warrants are used to repurchase common share at market value. The number of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities.

As the Company has incurred net losses in all periods, certain potentially dilutive securities, including convertible preferred stock, warrants to acquire common stock, and convertible notes payable have been excluded in the computation of diluted loss per share as the effects are antidilutive.

Recent accounting pronouncements

Recent accounting pronouncements

As the Company is an emerging growth company, we have elected to defer the adoption of new accounting pronouncements until they would apply to private companies.

Latest announcement:

In July 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-03, Presentation of Financial Statements (Topic 205), Income Statement—Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation—Stock Compensation (Topic 718) (“ASU 2023-13”). This update requires to disclose and present income or loss related to common stock transactions on the face of the income statement, (2) to modify the existing classification and measurement of redeemable preferred shares and redeemable equity-classified shares (3) and modify accounting treatment for stock-based compensation. The FASB has not set an effective date on ASU 2023-03 and adoption is permitted. The Company is currently evaluating the impact of the provisions of ASU 2023-03 on its consolidated financial statement disclosures.

Adopted:

In November 2021, the FASB issued ASU No. 2021-10, Government Assistance (“ASU 2021-10”). This update requires annual disclosures about transaction with a government that are accounted for by applying a grant or contribution accounting model by analogy. Required disclosures include (1) information about the nature of the transactions and the related accounting policy used to account for the transactions, (2) the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item, and (3) significant terms and conditions of the transactions, including commitments and contingencies. ASU 2021-10 is applicable for fiscal years beginning after December 15, 2021, with early adoption permitted. The Company adopted the provisions of this amendment effective July 1, 2022. There was no significant impact to the consolidated financial statements. Refer to disclosures within grant income in Note 3.

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (“ASU 2020-06”), which simplifies the guidance on the issuer’s accounting for convertible debt instruments by removing the separation models for (1) convertible debt with a cash conversion feature and (2) convertible instruments with a beneficial conversion feature. As a result, entities will not separately present in equity an embedded conversion feature in such debt and will account for a convertible debt instrument wholly as debt, unless certain other conditions are met. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that is within the scope of ASU 2020-06. Also, ASU 2020-06 requires the application of the if-converted method for calculating diluted earnings per share and treasury stock method will be no longer available. ASU 2020-06 is applicable for fiscal years beginning after December 15, 2021, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020. The Company adopted ASU 2020-06 as of July 1, 2022 and the adoption did not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”). This update requires all leases with a term greater than 12 months to be recognized on the balance sheet through a right-of-use asset and a lease liability and the disclosure of key information pertaining to leasing arrangements. This new guidance is effective for fiscal years beginning after December 15, 2021, and interim period within fiscal years beginning after December 15, 2022, as amended by ASU 2020-05 with early adoption permitted. The Company adopted this standard on July 1, 2022. The Company notes there was no impact on adoption of ASU 2016-02 as the Company did not have any leases as of July 1, 2022, and, therefore, application of transitional practical expedients provided by the ASU is not applicable. ASC Topic 842 – Leases was applied to the two leases entered into during the current fiscal year. See Note 12 for further information and disclosures relating to the ASC 842 – Leases.

Pending adoption:

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805) – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). ASU 2021-08 requires that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606, as if it had originated the contracts. Prior to this ASU, an acquirer generally recognized contract assets acquired and contract liabilities assumed that arose from contracts with customers at fair value on the acquisition date. The ASU is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The ASU is to be applied prospectively to business combinations occurring on or after the effective date of the amendment. The Company has not early adopted and continues to evaluate the impact of the provisions of ASU 2021-08 on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13 (Topic 326), Financial Instruments – Credit Losses (“ASU 2016-13”). This update (i) significantly changes the impairment model for most financial assets that are measured at amortized cost and certain other instruments from an incurred loss model to an expected loss model which will be based on an estimate of current expected credit loss (“CECL”) (ASC 326-20); and (ii) provides for recording credit losses on available-for-sale (“AFS”) debt securities through an allowance account (ASC 326-30). The standard also requires certain incremental disclosures. Subsequently, the FASB issued several ASUs to clarify, improve, or defer the adoption of ASU 2016-13. ASU 2016-13, as amended by ASU 2019-10, is applicable for Smaller Reporting Companies (“SRCs”) for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company has not early adopted the standard and continues to evaluate the impact of the provisions of ASU 2016-13 on its consolidated financial statements.

Concentration of credit risk

Concentration of credit risk

The Company places its cash and cash equivalents, which may at times be in excess of the Australia Financial Claims Scheme or the United States’ Federal Deposit Insurance Corporation insurance limits, with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution.

Fair value of financial instruments

Fair value of financial instruments

The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or non-recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 -Quoted prices in active markets for identical assets or liabilities.

Level 2-Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability.

The carrying amounts of cash equivalents, prepaid and other assets, accounts payable and accrued liabilities are representative of their respective fair values because of the short-term nature of those instruments.

Fair value option (“FVO”) for convertible notes

Fair value option (“FVO”) for convertible notes

The Company elected the FVO for recognition of its convertible notes payable upon issuance as permitted under ASC 825, Financial Instruments. Under the FVO, the Company recognizes the convertible notes payable at fair value with changes in fair value recognized in earnings. The FVO may be applied instrument by instrument, but it is irrevocable. As a result of applying the FVO, direct costs and fees related to the convertible notes are recognized in selling, general and administrative expense in the condensed consolidated statements of operations as incurred and not deferred. Changes in accrued interest for the notes are recognized as part of interest expense. Changes in fair value of the convertible notes are included in the change in fair value of convertible notes in the condensed consolidated statements of operations. During the year ended June 30, 2023, the Company converted all of the convertible notes into Common Stock.